Other operating income	12 Months Ended
Mar. 31, 2018
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Other operating income

22. Other operating income

During the year ended March 31, 2017, the Company has concluded the sale of the EcoEnergy division for a consideration of ₹4,670. Net gain from the sale, amounting to ₹4,082 has been recorded as other operating income.